Share-based payments (Details) $ / shares in Units, ¥ in Millions			1 Months Ended						7 Months Ended	12 Months Ended
		Mar. 18, 2022	Aug. 31, 2024 shares	May 31, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2022 $ / shares shares	Jan. 31, 2022 $ / shares shares	Dec. 31, 2022	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022	Jun. 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									3 years
Outstanding granted share options										129,094,400	378,054,660
Contractual term										8 years 9 months 18 days	8 years 6 months
Threshold limit for weighted average exercise price										0.01	0.01	0.01
Weighted average fair value of options granted price per share (in Dollars per share) | $ / shares	[1]									$ 0		$ 0
Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share incentive plan term								10 years
Vesting period		9 years 6 months 10 days
Percentage of share options vesting based on market condition		25.00%
Dada Share Incentive Plan [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares								224,665,915
Ordinary shares conversion ratio															32.951
Dada Share Incentive Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares								$ 0.000003
Dada Share Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares								$ 0.3
Dada Share Incentive Plan [Member] | Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		9 years 1 month 16 days
Percentage of share options vesting based on market condition		25.00%
2022 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted for share-based payment arrangement														10 years
2022 Share Incentive Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														3 years
2022 Share Incentive Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														5 years
NAAS Dada Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options vesting on completion of merger		50.00%
2022 Share Incentive Plan of NaaS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period									5 years
Percentage of number of shares issued and outstanding							1.00%
Outstanding granted share options			195,763,865							2,253,600	74,161,000		7,656,590
Contractual term									10 years
Share based compensation by share based award expenses from modification of the terms | ¥													¥ 186.1
2022 Share Incentive Plan of NaaS [Member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares			224,665,915
2022 Share Incentive Plan of NaaS [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares							$ 0.0001
2022 Share Incentive Plan of NaaS [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Dollars per share) | $ / shares							$ 0.3
2022 Share Incentive Plan of NaaS [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares							249,770,760
2022 Amended Share Incentive Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding						1.00%
2022 Amended Share Incentive Plan One [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares						413,921,180
2022 Amended Share Incentive Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding					1.00%
2022 Amended Share Incentive Plan Two [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares					490,563,333								490,563,333
2022 Amended Share Incentive Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding				1.00%
2022 Amended Share Incentive Plan Three [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares				644,746,682
2022 Amended Share Incentive Plan Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of number of shares issued and outstanding			1.00%
2022 Amended Share Incentive Plan Four [Member] | Top of range [member] | Class A ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in Shares) | shares			779,385,082
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award expenses from modification of the terms										$ 0.01	¥ 0.6
ESOP Conversion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted price per share (in Dollars per share) | $ / shares										$ 0.01		0.07
Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding granted share options										0	0
Contractual term										10 years	6 years 9 months 18 days
Threshold limit for weighted average exercise price										0.01
Weighted average fair value of options granted price per share (in Dollars per share) | $ / shares												$ 0

[1]	Representing amount less than US$0.01.